Income Taxes (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Computed ""expected"" tax expense (benefit) - Federal	$ (34,457,000)	$ (9,411,000)
Computed ""expected"" tax expense (benefit) - State	(5,415,000)	(1,479,000)
Derivative expense	3,920,000	7,871,000
Change in Fair Value of Embedded Derivative	17,672,000
Loss/(Gain) on Debt Extinguishment	16,657,000	(85,000)
Change in valuation allowance	1,623,000	3,104,000
Total	$ 0	$ 0